segment information - Income before income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income before income taxes
Operating revenues - external, other income and intersegment	$ 20,506	$ 20,386
Goods and services purchased	7,706	7,639
Employee benefits expense	5,878	5,907
EBITDA	(6,922)	(6,840)
Depreciation	2,454	2,513
Amortization of intangible assets	1,605	1,523
Impairment of goodwill	500
Operating income (loss)	2,363	2,804
Financing costs	1,161	1,576
Income before income taxes	1,202	1,228
TELUS technology solutions
Income before income taxes
Operating revenues - external, other income and intersegment	15,614	15,809
Goods and services purchased	7,058	7,110
Employee benefits expense	2,220	2,626
EBITDA	6,336	6,073
Depreciation	2,150	2,238
Amortization of intangible assets	943	917
Operating income (loss)	3,243	2,918
TELUS health
Income before income taxes
Operating revenues - external, other income and intersegment	2,060	1,790
Goods and services purchased	759	718
Employee benefits expense	979	853
EBITDA	322	219
Depreciation	62	78
Amortization of intangible assets	398	359
Operating income (loss)	(138)	(218)
TELUS Digital Experience
Income before income taxes
Operating revenues - external, other income and intersegment	3,882	3,724
Goods and services purchased	801	693
Employee benefits expense	2,738	2,433
EBITDA	343	598
Depreciation	242	197
Amortization of intangible assets	264	247
Impairment of goodwill	500
Operating income (loss)	(663)	154
Consolidated
Income before income taxes
Operating revenues - external, other income and intersegment	20,506	20,386
Goods and services purchased	7,706	7,639
Employee benefits expense	5,878	5,907
EBITDA	6,922	6,840
Depreciation		2,513
Amortization of intangible assets		1,523
Operating income (loss)		2,804
Eliminations
Income before income taxes
Operating revenues - external, other income and intersegment	(1,050)	(937)
Goods and services purchased	(912)	(882)
Employee benefits expense	(59)	(5)
EBITDA	(79)	(50)
Operating income (loss)	$ (79)	$ (50)